Accounts Receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ (2,070)
Additions	(9,504)	¥ (2,070)
Write-offs	161
Balance at end of the year	¥ (11,413)	¥ (2,070)